Inventories (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory write-downs to net realizable value	$ 162	$ 1,111	$ 6,591